Expense Example - Regan Fixed Rate MBS ETF - Regan Fixed Rate MBS ETF Class	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128